VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—0.6%
Brazil—0.6%
Itausa S.A., 6.410%	138,170	$ 278
Total Preferred Stock (Identified Cost $233)		278

Common Stocks—96.2%
Argentina—0.7%
MercadoLibre, Inc.(1)	290	343
Brazil—5.9%
Cia Siderurgica Nacional S.A.	83,500	212
Klabin S.A.	289,700	265
Localiza Rent a Car S.A.	42,330	605
Lojas Renner S.A.	108,800	456
PRIO S.A.(1)	54,700	425
Raia Drogasil S.A.	45,204	279
TOTVS S.A.	64,700	407
WEG S.A.	50,600	400
		3,049

Canada—0.5%
Pan American Silver Corp.	17,877	261
Cayman Islands—1.7%
Baidu, Inc. Class A(1)	15,400	262
Sapiens International Corp. N.V.	14,805	391
ZTO Express Cayman, Inc.	10,200	256
		909

China—38.1%
Alibaba Group Holding Ltd.(1)	152,400	1,587
ANTA Sports Products Ltd.	37,200	382
Asymchem Laboratories Tianjin Co., Ltd. Class A	11,060	180
Bank of Ningbo Co., Ltd. Class A	43,554	152
BYD Co., Ltd. Class H	15,000	481
China Merchants Bank Co., Ltd. Class A	408,382	1,846
China Merchants Securities Co., Ltd. Class A	113,600	213
CITIC Securities Co., Ltd. Class A	75,200	205
Contemporary Amperex Technology Co., Ltd. Class A	11,380	360
East Money Information Co., Ltd. Class A	228,806	449
ENN Energy Holdings Ltd.	84,200	1,053
ENN Natural Gas Co., Ltd. Class A	161,300	422
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	120,700	471
JD.com, Inc. Class A	80,254	1,369
	Shares	Value

China—continued
Jiangxi Copper Co., Ltd. Class A	105,300	$ 276
Kweichow Moutai Co., Ltd. Class A	1,500	350
Li Ning Co., Ltd.	128,500	694
Luxshare Precision Industry Co., Ltd. Class A	262,930	1,180
Meituan Class B(1)	36,870	578
Midea Group Co., Ltd. Class A	31,900	259
NetEase, Inc.	20,100	389
Ping An Bank Co., Ltd. Class A	203,971	316
Ping An Insurance Group Co. of China Ltd. Class A	33,900	217
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	8,500	352
Shenzhou International Group Holdings Ltd.	39,300	377
Tencent Holdings Ltd.	63,900	2,709
Thunder Software Technology Co., Ltd. Class A	30,500	406
Weihai Guangwei Composites Co., Ltd. Class A	81,040	345
Wuliangye Yibin Co., Ltd. Class A	7,255	164
WuXi AppTec Co., Ltd. Class H	41,200	330
Wuxi Biologics Cayman, Inc.(1)	45,000	216
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	114,101	395
Yealink Network Technology Corp., Ltd. Class A	56,420	273
Yunda Holding Co., Ltd. Class A	212,600	280
Zhejiang Dingli Machinery Co., Ltd. Class A	57,400	443
		19,719

Colombia—0.8%
Ecopetrol S.A.	781,361	401
France—0.8%
BioMerieux	3,808	399
Hong Kong—2.2%
China Mengniu Dairy Co., Ltd.(1)	94,000	355
Techtronic Industries Co., Ltd.	70,500	771
		1,126

India—10.4%
Bajaj Finance Ltd.	6,388	559
Bandhan Bank Ltd.(1)	66,485	197
Berger Paints India Ltd.	188,134	1,558
	Shares	Value

India—continued
HDFC Bank Ltd.	33,084	$ 686
HDFC Life Insurance Co., Ltd.	32,529	258
ICICI Lombard General Insurance Co., Ltd.	28,767	472
Indraprastha Gas Ltd.	82,193	475
Info Edge India Ltd.	4,048	222
Kotak Mahindra Bank Ltd.	20,206	456
Tata Steel Ltd.	158,869	218
UltraTech Cement Ltd.	2,557	259
		5,360

Indonesia—1.5%
Aneka Tambang Tbk	2,960,200	386
Semen Indonesia Persero Tbk PT	941,500	384
		770

Israel—6.9%
Bank Hapoalim BM	45,843	376
Bank Leumi Le-Israel BM	56,615	421
Israel Discount Bank Ltd. Class A	80,534	400
Mizrahi Tefahot Bank Ltd.	13,242	441
Nice Ltd.(1)	9,500	1,940
		3,578

Japan—1.4%
MonotaRO Co., Ltd. Unsponsored ADR	55,720	709
Luxembourg—0.9%
Globant S.A.(1)	2,740	492
Netherlands—2.5%
ASML Holding N.V.	1,783	1,290
Poland—1.7%
Bank Polska Kasa Opieki S.A.	14,903	406
Dino Polska S.A.(1)	4,149	485
		891

Qatar—0.8%
Qatar Islamic Bank SAQ	81,746	398
Russia—0.0%
HeadHunter Group plc ADR(1)(2)(3)	24,864	—(4)
LUKOIL PJSC Sponsored ADR(1)(2)(3)	24,847	—(4)
Novatek PJSC Sponsored GDR(1)(2)(3)	6,630	—(4)
Polyus PJSC GDR(1)(2)(3)	4,887	—(4)
		—(4)

Saudi Arabia—1.7%
SABIC Agri-Nutrients Co.	12,050	417
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Saudi Arabia—continued
Saudi Arabian Oil Co.	54,227	$ 466
		883

South Africa—2.6%
Capitec Bank Holdings Ltd.	10,910	909
Clicks Group Ltd.	31,817	441
		1,350

South Korea—5.2%
Cheil Worldwide, Inc.	26,935	372
CJ Logistics Corp.	2,695	157
Coupang, Inc. Class A(1)	27,266	474
Doosan Bobcat, Inc.	5,516	247
Kia Corp.	5,783	390
NAVER Corp.	2,532	354
NICE Information Service Co., Ltd.	44,973	350
Saramin Co., Ltd.	23,208	343
		2,687

Taiwan—7.6%
MediaTek, Inc.	11,000	244
Taiwan Semiconductor Manufacturing Co., Ltd.	199,000	3,676
		3,920

United States—2.3%
Enphase Energy, Inc.(1)	2,274	381
Fabrinet(1)	3,091	401
	Shares	Value

United States—continued
Ovintiv, Inc.	10,793	$ 411
		1,193

Total Common Stocks (Identified Cost $55,178)		49,728

Total Long-Term Investments—96.8% (Identified Cost $55,411)		50,006

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(5)	68,142	68
Total Short-Term Investment (Identified Cost $68)		68

TOTAL INVESTMENTS—96.9% (Identified Cost $55,479)		$50,074
Other assets and liabilities, net—3.1%		1,599
NET ASSETS—100.0%		$51,673

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	39%
India	11
Taiwan	8
Israel	7
Brazil	7
South Korea	5
South Africa	3
Other	20
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$49,728	$16,102	$33,626	$—(1)
Preferred Stock	278	278	—	—
Money Market Mutual Fund	68	68	—	—
Total Investments	$50,074	$16,448	$33,626	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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